Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial $100 Investment Based on Total Shareholder Return	Net Income ($ in thousands)
2024	$1,301,304	$1,922,871	$470,437	$562,173	$128.37	$20,252
2023	1,267,138	847,582	383,895	359,073	85.20	16,678
2022	1,392,258	1,650,048	442,527	410,068	119.36	35,709

(1)	For each fiscal year included in the table, John J. D’Angelo served as our PEO. The amounts in this column are equal to the amounts in the “Total” compensation column in the Summary Compensation Table for the PEO for each applicable year.
(2)

The CAP amounts reflect the amounts set forth in the “Summary Compensation Table Total for PEO” and “Average Summary Compensation Table Total for Non-PEO NEOs” columns of the table above, each adjusted in accordance with SEC rules. Amounts added and deducted, on an item-by-item basis, to calculate the CAP amounts for each fiscal year are included in the table below. The assumptions used to calculate the equity award fair values at each measurement date did not materially differ from those disclosed as of the grant date of such equity awards.

(3)	For fiscal years 2024 and 2023, our Non-PEO NEOs were John R. Campbell and Linda M. Crochet. For fiscal year 2022, our Non-PEO NEOs were Linda M. Crochet, Jeffrey W. Martin, and Christopher L. Hufft. The amounts reported in this column represent the average of the total compensation reported for each of the NEOs (excluding Mr. D’Angelo) in the Summary Compensation Table in each applicable year.

PEO Total Compensation Amount	$ 1,301,304	$ 1,267,138	$ 1,392,258
PEO Actually Paid Compensation Amount	$ 1,922,871	847,582	1,650,048
Adjustment To PEO Compensation, Footnote
Summary Compensation Table Total to CAP Reconciliation
			Adjust Value of Current Year’s Equity Grant		Adjust For Incremental Increase/(Decrease) in Value of All Other Outstanding Equity Grants
Year		Summary Compensation Table Total	Subtract Grant Date Fair Value as reported in Summary Compensation Table	Add Fair Value at 12/31	Add Change in Fair Value of Unvested Awards as of 12/31	Add Change in Fair Value of Awards Vested during Year	Forfeited during Year	Accrued Dividend Equivalents	CAP
2024	PEO	$1,301,304	$(299,778)	$432,955	$456,334	$32,056	$—	$—	$1,922,871
	Average NEOs	470,437	(116,928)	164,793	41,542	2,329	—	—	562,173
2023	PEO	1,267,138	(394,995)	425,267	(347,227)	(102,699)	—	98	847,582
	Average NEOs	383,895	(87,489)	81,834	(14,905)	(4,262)	—	—	359,073
2022	PEO	1,392,258	(374,993)	442,802	161,286	28,168	—	527	1,650,048
	Average NEOs	442,527	(99,988)	84,451	5,011	14,451	(36,455)	71	410,068

Non-PEO NEO Average Total Compensation Amount	$ 470,437	383,895	442,527
Non-PEO NEO Average Compensation Actually Paid Amount	$ 562,173	359,073	410,068
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between CAP and Financial Performance

The graphs below describe the relationship between CAP values for our PEO and our Non-PEO NEOs (as calculated above) and our financial and stock performance. As reflected in the graphs, the CAP values for our PEO and our Non-PEO NEOs are directionally aligned with our cumulative total shareholder return and net income.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 128.37	85.2	119.36
Net Income (Loss)	20,252,000	16,678,000	35,709,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(299,778)	(394,995)	(374,993)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	432,955	425,267	442,802
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	456,334	(347,227)	161,286
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,056	(102,699)	28,168
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	98	527
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(116,928)	(87,489)	(99,988)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	164,793	81,834	84,451
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,542	(14,905)	5,011
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,329	(4,262)	14,451
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(36,455)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 71